SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥)
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense | ¥	¥ 133,842	¥ 62,934
Restricted shares
Number of Shares
Outstanding, beginning | shares	33,357,296
Granted (in shares) | shares	100,136
Vested (in shares) | shares	(3,611,936)
Forfeited (in shares) | shares	(656,248)
Outstanding, end | shares	29,189,248
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning | ¥ / shares	¥ 22.4
Granted (in RMB per share) | ¥ / shares	46.8
Vested (in RMB per share) | ¥ / shares	8.0
Forfeited (in RMB per share) | ¥ / shares	8.2
Outstanding, end | ¥ / shares	¥ 24.6
Total unrecognized compensation expense | ¥	¥ 229,750
Total share based compensation expense | ¥	¥ 133,842	62,795
Weighted average period over which unrecognized compensation expense is expected to be recognized	1 year 6 months 7 days
Intrinsic value of restricted shares vested | ¥	¥ 182,254	¥ 74,940
Intrinsic value of unvested restricted shares | ¥	¥ 2,057,665